Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Disclosure of amortisation periods for goodwill and intangible assets

Annual rates in calculating amortisation	Amortisation period
Goodwill	Not amortised
Internally generated software[1]	12 months to 6 years
Other software	12 months to 6 years
Core Deposit	12 months to 5 years
Brand	12 months to 10 years
Customer lists	12 months to 25 years
Licences and other	12 months to 25 years
Note:
1Exceptions to the above rate relate to useful lives of certain core banking platforms that are assessed individually and, if appropriate, amortised over longer periods ranging from 10 to 15 years.

Disclosure of reconciliation of changes in intangible assets and goodwill

		Intangible assets
	Goodwill	Internally generated software	Other software	Core deposits	Brand	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m	£m	£m
2024
Cost
As at 1 January 2024	5,035	7,190	717	—	7	1,569	156	14,674
Additions	263	1,225	12	17	—	66	66	1,649
Disposals[1]	—	(1,156)	(58)	—	—	(90)	(6)	(1,310)
Exchange and other movements[2]	10	21	—	—	—	(315)	3	(281)
As at 31 December 2024	5,308	7,280	671	17	7	1,230	219	14,732
Accumulated amortisation and impairment
As at 1 January 2024	(858)	(3,965)	(478)	—	(1)	(1,438)	(140)	(6,880)
Disposals[1]	—	1,156	58	—	—	90	6	1,310
Amortisation charge	—	(1,066)	(67)	(1)	(1)	(28)	(5)	(1,168)
Impairment charge	—	(19)	—	—	—	—	—	(19)
Exchange and other movements[2]	—	(3)	1	—	—	303	(1)	300
As at 31 December 2024	(858)	(3,897)	(486)	(1)	(2)	(1,073)	(140)	(6,457)
Net book value	4,450	3,383	185	16	5	157	79	8,275
2023
As at 1 January 2023	4,737	7,627	620	—	—	1,654	984	15,622
Additions	311	1,203	164	—	7	—	4	1,689
Disposals[1]	—	(1,546)	19	—	—	—	(2)	(1,529)
Exchange and other movements[3]	(13)	(94)	(86)	—	—	(85)	(830)	(1,108)
As at 31 December 2023	5,035	7,190	717	—	7	1,569	156	14,674
Accumulated amortisation and impairment
As at 1 January 2023	(825)	(4,195)	(385)	—	—	(1,475)	(503)	(7,383)
Disposals[1]	—	1,546	(26)	—	—	—	2	1,522
Amortisation charge	—	(1,050)	(69)	—	(1)	(39)	(49)	(1,208)
Impairment charge	(33)	(309)	(3)	—	—	—	—	(345)
Exchange and other movements[3]	—	43	5	—	—	76	410	534
As at 31 December 2023	(858)	(3,965)	(478)	—	(1)	(1,438)	(140)	(6,880)
Net book value	4,177	3,225	239	—	6	131	16	7,794
Notes:
1Disposals pertain to fully amortised assets which are not in use.
2Customer list with cost of £338m and accumulated depreciation of £326m has moved to assets held for sale.
3In 2023, the Group reclassified assets with a total net book value of £412m recognised on balance sheet relating to sign-on bonus payments made to co-brand credit card partners from
Intangible Assets (Licenses and other) to Other Assets. This change in classification has been made to more appropriately reflect the nature of the assets.

Disclosure of goodwill allocated to business operations according to business segments	Goodwill and Intangible assets are allocated to business operations according to business segments as follows:

	2024			2023
	Goodwill	Intangibles	Total	Goodwill	Intangibles[1]	Total
	£m	£m	£m	£m	£m	£m
Barclays UK	3,872	1,042	4,914	3,872	1,096	4,968
Barclays UK Corporate Bank	—	59	59	—	310	310
Barclays UK Private Bank and Wealth Management	95	251	346	95	232	327
Barclays US Consumer Bank	444	513	957	172	649	821
Barclays Investment Bank	—	1,902	1,902	0	1,274	1,274
Head Office	39	58	97	38	56	94
Total	4,450	3,825	8,275	4,177	3,617	7,794
Note:
1The 2023 comparatives are re-presented to align to the segmental reporting under the new operating divisions announced as part of the 20 February 2024 Investor Update. The
Goodwill in Barclays UK Private Bank and Wealth Management and Barclays US Consumer Bank was previously disclosed under Consumer Cards and Payments.
Disclosure of the outcome the impairment review and sensitivity of the value in use to key judgements in the calculations	The outcome of the impairment review for Personal Banking, Business Banking, Barclaycard Consumer UK and Barclays US Consumer
Bank are set out below:

Cash generating unit	Tangible equity	Goodwill	Intangibles	Carrying value	Value in use	Value in use exceeding carrying value 2024	Value in use exceeding carrying value 2023
	£m	£m	£m	£m	£m	£m	£m
Personal Banking	7,702	3,064	691	11,457	13,107	1,650	2,361
Business Banking	1,940	629	199	2,768	5,965	3,197	3,286
Barclaycard Consumer UK	1,891	179	142	2,212	2,487	275	26
Barclays US Consumer Bank[1]	2,763	415	517	3,695	4,175	480	1,175
Total	14,296	4,287	1,549	20,132	25,734	5,602	6,848
Note:
1The 2023 comparatives are represented  to align to the segmental reporting under the new operating divisions announced as part of the 20 February 2024 Investor Update.
The sensitivity of the value in use to key judgements in the calculations for certain CGUs holding goodwill balances is set out below:

Cash generating unit	Carrying value	Value in use	Value in use exceeding carrying value	Discount rate	Terminal growth rate	Reduction in headroom				Change required to reduce headroom to zero
						100 bps increase in the discount rate	100 bps decrease in terminal growth rate	50 bps increase to allocated capital rate	10% reduction in forecasted cash flows	Discount rate	Terminal growth rate	Allocated capital rate	Cash flows
	£m	£m	£m	%	%	£m	£m	£m	£m	%	%	%	%
Personal Banking	11,457	13,107	1,650	19.2	2.0	(1,106)	(759)	(352)	(1,513)	1.6	(2.4)	2.3	(10.9)
Barclaycard Consumer UK	2,212	2,487	275	18.1	2.0	(220)	(148)	(79)	(279)	1.3	(2.0)	1.7	(9.8)
Barclays US Consumer Bank	3,695	4,175	480	17.0	2.0	(531)	(402)	(234)	(657)	0.9	(1.2)	1.0	(7.3)
Total	17,364	19,769	2,405